Commitments and Contingencies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings		₩ 1,228
Acquisition and disposition of investments in joint ventures and associates		11,983	₩ (362,625)
Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	0
HFG Common Shares [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares	₩ 330,032
Finnq Co Ltd [member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	6,370,000
Acquisition and disposition of investments in joint ventures and associates	₩ 5,733		(3,840)
Hana Card Co Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	39,902,323
Acquisition and disposition of investments in joint ventures and associates	₩ 330,032
Hana Card Co Ltd [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares	₩ 68,437
Acquistion Of Property Plant And Equipment And Intangible Assets In The Future [Member]
Commitments and contingencies [Line Items]
Contractual commitment capital expenditure		44,202
SK Square Co., Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	767,011
Acquisition and disposition of investments in joint ventures and associates	₩ 31,563
Sales of Handsets [member]
Commitments and contingencies [Line Items]
Accounts receivable - other		₩ 291,747	₩ 357,467